Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Expenses by Nature
Expenses that are recorded by nature as cost of sales, selling and administrative expenses, impairment loss on other receivables and other operating expenses in the statements of comprehensive income for the years ended December 31, 2017, 2018 and 2019 were as follows (excluding finance costs and income tax expense):

(in millions of Won)	2017		2018	2019
Raw material used, changes in inventories and others	￦	35,584,184	38,884,690	39,279,866
Employee benefits(*2)		3,357,861	3,639,192	3,623,611
Outsourced processing cost		7,074,948	7,462,656	8,250,372
Electricity		933,045	949,435	912,832
Depreciation(*1)		2,887,646	2,911,048	3,029,868
Amortization		409,774	356,581	431,247
Freight and custody		1,336,969	1,414,940	1,446,628
Sales commissions		115,925	79,080	73,941
Loss on disposal of property, plant and equipment		151,343	117,614	120,227
Impairment loss on property, plant and equipment		117,231	1,004,704	442,700
Impairment loss on goodwill and intangible assets		167,995	337,519	191,021
Donations		51,424	52,074	51,567
Other		4,253,625	4,445,124	4,168,470

	￦	56,441,970	61,654,657	62,022,350

(*1)	Includes depreciation of investment property.
(*2)	The details of employee benefits expenses for the years ended December 31, 2017, 2018 and 2019 were as follows:

(in millions of Won)	2017		2018	2019
Wages and salaries	￦	3,105,364	3,372,831	3,313,642
Expenses related to post-employment benefits		252,497	266,361	309,969

	￦	3,357,861	3,639,192	3,623,611